COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

Lease Liability

The Company has entered into office lease agreements for its office premises for terms ending in 2023. As of March 31, 2022, the Company’s lease had a weighted-average remaining term of 1.16 years. The undiscounted future lease payments as of March 31, 2022 are as follows:

2022	$27,921
2023	32,288
$60,209

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

8.	COMMITMENTS AND CONTINGENCIES (cont’d…)

The components of lease expense for the six month periods ended March 31 were as follows:

	2022	2021

Fixed lease expense	$27,774	$16,389
Variable lease expense	5,744	3,747

Total	$33,518	$20,136

The following is a continuity schedule of the lease liability:

	March 31, 2022	September 30, 2021

Balance, beginning of the year	$78,949	$53,128
Addition	-	57,357
Interest expense	4,169	9,812
Lease payments	(27,145)	(43,932)
Foreign exchange movement	-	2,584

Balance, end of the year	$55,973	$78,949
Current liability	$47,559	$51,963
Long-term liability	$8,414	$26,986

8. COMMITMENTS AND CONTINGENCIES

Lease Liability

The Company has entered into office lease agreements for its office premises for terms ending in 2023. As of June 30, 2022, the Company’s lease had a weighted-average remaining term of 0.93 year. The undiscounted future lease payments as of June 30, 2022 are as follows:

2022	$13,785
2023	31,643
$45,428

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

8. COMMITMENTS AND CONTINGENCIES (cont’d…)

The components of lease expense for the nine month periods ended June 30 were as follows:

	2022	2021

Fixed lease expense	$41,661	$30,194
Variable lease expense	13,246	4,597

Total	$54,907	$34,791

The following is a continuity schedule of the lease liability:

	June 30, 2022	September 30, 2021

Balance, beginning of the year	$78,949	$53,128
Addition	-	57,357
Interest expense	5,714	9,812
Lease payments	(41,857)	(43,932)
Foreign exchange movement	-	2,584

Balance, end of the year	$42,806	$78,949
Current liability	$39,493	$51,963
Long-term liability	$3,313	$26,986

8. COMMITMENTS AND CONTINGENCIES

Lease Liability

The Company has entered into office lease agreements for its office premises for terms ending in 2023. As of September 30, 2021, the Company’s lease had a weighted-average remaining term of 1.6 years. The undiscounted future lease payments as of September 30, 2021 are as follows:

2022	$55,402
2023	31,885
$87,287

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

8. COMMITMENTS AND CONTINGENCIES (cont’d…)

Lease Liability (cont’d…)

The components of lease expense were as follows:

	2021	2020

Fixed lease expense	$43,932	$20,962
Variable lease expense	10,404	6,048

Total	$54,336	$27,010

The following is a continuity schedule of lease liability:

	2021	2020

Balance, beginning of the year	$53,128	$-
Addition	57,357	66,432
Interest expense	9,812	7,233
Lease payments	(43,932)	(20,962)
Foreign exchange movement	2,584	425

Balance, end of the year	$78,949	$53,128
Current liability	$51,963	$21,202
Long-term liability	$26,986	$31,926